Inventories - Continuity of Obsolescence Reserve for Inventory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Mar. 29, 2014
Inventory Disclosure [Abstract]
Beginning balance	$ 2,746	$ 2,514	$ 3,557
Additional charges	626	1,545	1,214
Deductions	(1,228)	(1,313)	(2,257)
Ending balance	$ 2,144	$ 2,746	$ 2,514